Kinetics Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 25, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:	Kinetics Mutual Funds, Inc. (the “Company”)
Registration Nos. 333-78275/811-09303

Ladies and Gentlemen:

Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Company is the XBRL risk/return summary and corresponding XBRL exhibits, noted below, that mirrors the risk/return summary filed pursuant to Rule 497(c) under the 1933 Act on May 4, 2011.  This May 4, 2011 Rule 497(c) filing (Accession No. 0000894189-11-001967) is hereby incorporated by reference to today’s Rule 497(c) filing.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC